Post-Employment Benefits - Summary of Affected Defined Benefit Obligation Due to Reasonable Possible Changes to Principal Actuarial Assumptions (Detail) - Canada plan [member] $ in Millions	Oct. 31, 2022 CAD ($)
Pension plan [member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Decrease in assumption	$ 887
Increase in assumption	(753)
Pension plan [member] | Actuarial assumption of rate of compensation increase [member]
Disclosure of defined benefit plans [line items]
Decrease in assumption	(174)
Increase in assumption	195
Pension plan [member] | Actuarial assumption of future mortality [member]
Disclosure of defined benefit plans [line items]
1 year shorter life expectancy	(139)
1 year longer life expectancy	135
Other post employment benefit plans [member] | Actuarial assumption of discount rates [member]
Disclosure of defined benefit plans [line items]
Decrease in assumption	47
Increase in assumption	(39)
Other post employment benefit plans [member] | Actuarial assumption of health care cost trend rates [member]
Disclosure of defined benefit plans [line items]
Decrease in assumption	(17)
Increase in assumption	20
Other post employment benefit plans [member] | Actuarial assumption of future mortality [member]
Disclosure of defined benefit plans [line items]
1 year shorter life expectancy	(8)
1 year longer life expectancy	$ 12